Note 9 - Loans Payable (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Proceeds from borrowings		$ 537,972	$ 420,000
Adjustments for loan forgiveness	(30,000)
CEBA loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings	100,000
Adjustments for loan forgiveness	$ (30,000)